Leases (Details) - Schedule of Supplemental Balance Sheet Information	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 14, 2020 USD ($)	Mar. 14, 2020 VUV (VT)	Jul. 01, 2019 USD ($)
Operating lease:
Operating lease right-of-use assets	$ 3,076,855	$ 4,076,816	$ 4,455,000	VT 102,476,000,000	$ 3,733,913
Current operating lease obligation	157,489	772,534
Non-current operating lease obligation	37,992	146,927
Total operating lease obligation	$ 195,481	$ 919,461			$ 31,890